Portfolio of Investments July 31, 2025
NMI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.6%
96458911 MUNICIPAL BONDS - 92.6% 96458911
ALABAMA - 1.8%
$ 260,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250% 10/01/49 $ 261,094
535,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 467,882
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 5, Series 2023A, (Mandatory Put
7/01/29)
5 .250 01/01/54 1,051,352
100,000 (a) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 96,444
TOTAL ALABAMA 1,876,772
ARIZONA - 3.6%
275,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .250 07/01/43 262,233
665,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .250 07/01/44 568,148
1,495,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,494,664
515,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 542,663
1,000,000 (a) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Desert Heights Charter
School Project, Refunding Series 2024
6 .125 06/01/57 898,948
TOTAL ARIZONA 3,766,656
ARKANSAS - 0.4%
200,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 195,572
200,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 200,782
TOTAL ARKANSAS 396,354
CALIFORNIA - 5.2%
250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 255,081
1,000,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 892,171
625,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2023B
5 .500 09/01/43 637,073
375,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024A
5 .000 09/01/48 364,607
500,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 462,247
300,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 356,343
525,000 Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2024
5 .000 09/01/53 511,040
500,000 (a) San Francisco City and County Special Tax District 2020-1,
California, Special Tax Bonds, Mission Rock Facilities and
Services, Shoreline Tax Zone 1 Series 2023C
5 .750 09/01/53 511,300
710,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/38 729,328

Portfolio of Investments July 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 490,000 (a) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000% 09/01/43 $ 485,179
160,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 160,008
TOTAL CALIFORNIA 5,364,377
COLORADO - 10.7%
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 499,978
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 979,829
1,395,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 1,374,584
250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 261,358
500,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 476,358
700,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 680,474
140,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 139,512
250,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 241,394
500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 460,113
500,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 482,247
500,000 (a) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 395,723
500,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 434,949
802,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 794,807
500,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 457,038
750,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 748,643
500,000 (a) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 475,149
1,275,000 (a) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 1,289,463
525,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
4 .500 12/01/31 514,866
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 479,962
TOTAL COLORADO 11,186,447
DELAWARE - 0.1%
100,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 92,588
TOTAL DELAWARE 92,588

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 10.3%
$ 250,000 (a) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250% 05/01/55 $ 233,927
790,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/33 790,465
500,000 (a) Bridgewalk Community Development District, Osceola County,
Florida, Special Assessment Bonds, Assessment Area 2 Series
2023
6 .500 12/15/53 512,757
550,000 (a) Capital Projects Finance Authority, Florida, Educational
Revenue Bonds, Imagine Kissimmee Charter Academy Project,
Series 2024
6 .500 06/15/54 548,476
500,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 441,911
1,000,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,005,360
140,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .000 06/15/54 139,026
210,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 220,889
1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 814,916
350,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025A, (AMT), (Mandatory Put 8/13/25)
8 .250 07/01/57 297,502
500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 498,620
255,000 (a) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 241,064
885,000 (a) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .850 05/01/54 847,094
150,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 146,571
985,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .375 05/01/54 1,003,093
300,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .125 05/01/43 309,595
105,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .750 05/01/54 99,232
1,000,000 (a) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .500 05/01/54 1,027,428
225,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 229,203
400,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 414,262
250,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 223,136
645,000 (a) Woodsdale Community Development District, Pasco County,
Florida, Revenue Bonds, Capital Improvement Series 2023
6 .125 11/01/43 658,743
TOTAL FLORIDA 10,703,270

Portfolio of Investments July 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.2%
$ 250,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500% 04/01/39 $ 249,678
40,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
4 .000 11/01/25 39,761
600,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .400 06/15/53 575,243
500,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 417,155
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 1,055,855
TOTAL GEORGIA 2,337,692
GUAM - 1.2%
1,250,000 (b) Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/50 1,249,683
TOTAL GUAM 1,249,683
HAWAII - 0.2%
250,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 224,010
TOTAL HAWAII 224,010
IDAHO - 1.4%
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025A
5 .250 03/01/53 992,799
500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 480,951
TOTAL IDAHO 1,473,750
ILLINOIS - 9.9%
250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 252,992
500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 513,425
435,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 387,857
650,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 652,390
500,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2023A
6 .000 12/01/49 511,169
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 1,008,362
200,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 199,540
500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 375,237
1,105,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 1,070,956
845,000 (a) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 844,739
540,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 548,966
500,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 487,017
400,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 415,745
1,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 1,043,249
1,900,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 1,901,228
205,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 131,308
TOTAL ILLINOIS 10,344,180

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 3.2%
$ 735,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 630,214
1,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 1,006,378
1,000,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Series 2024A
5 .000 07/01/54 937,297
500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 510,166
250,000 (a) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 228,602
TOTAL INDIANA 3,312,657
IOWA - 0.5%
500,000 (c) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 564,677
TOTAL IOWA 564,677
LOUISIANA - 2.2%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 980,662
400,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .250 11/15/59 348,585
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 950,155
TOTAL LOUISIANA 2,279,402
MINNESOTA - 1.7%
75,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250 08/01/46 59,871
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 978,402
555,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 481,213
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 275,696
TOTAL MINNESOTA 1,795,182
MISSISSIPPI - 0.9%
1,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 966,738
TOTAL MISSISSIPPI 966,738
MISSOURI - 2.5%
1,000,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southwest Baptist
University Project, Series 2012
5 .000 10/01/33 956,528
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 449,312
500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 468,730
100,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2017
5 .000 09/01/48 90,129
215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 196,713

Portfolio of Investments July 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 335,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series
2017
4 .500% 10/01/40 $ 276,169
225,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 212,532
TOTAL MISSOURI 2,650,113
NEBRASKA - 0.5%
500,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 506,092
TOTAL NEBRASKA 506,092
NEVADA - 0.3%
350,000 Las Vegas Special Improvement District 817, Nevada, Local
Improvement Revenue Bonds, Summerlin Village 29 Series
2023
6 .000 06/01/48 360,031
TOTAL NEVADA 360,031
NEW HAMPSHIRE - 0.4%
498,560 National Finance Authority, New Hampshire, Municipal
Certificates Series 2025-1 Class A-2
4 .168 01/20/41 443,554
TOTAL NEW HAMPSHIRE 443,554
NEW JERSEY - 1.4%
500,000 (a) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 508,587
1,000,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 962,359
TOTAL NEW JERSEY 1,470,946
NEW YORK - 5.7%
60,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 58,460
250,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 241,588
315,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 315,061
500,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 479,342
1,950,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .500 12/31/54 1,907,609
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 965,989
445,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 452,219
500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 541,722
100,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 104,611
1,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 851,130
TOTAL NEW YORK 5,917,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.7%
$ 685,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000% 10/01/31 $ 692,281
TOTAL NORTH CAROLINA 692,281
NORTH DAKOTA - 0.1%
100,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 94,224
TOTAL NORTH DAKOTA 94,224
OHIO - 3.0%
500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000 11/01/40 521,791
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 813,431
500,000 (a) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 479,257
500,000 (a) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 500,908
500,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 423,502
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 231,317
200,000 (a) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 197,973
TOTAL OHIO 3,168,179
OKLAHOMA - 0.9%
670,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 636,713
250,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 270,759
TOTAL OKLAHOMA 907,472
OREGON - 0.1%
55,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 49,027
TOTAL OREGON 49,027
PENNSYLVANIA - 3.1%
400,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 383,913
245,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 238,408
53,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 55,386
700,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 634,549
350,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 252,560
109,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 110,835
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 481,796
490,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley
Dual Language Charter School, General Purpose Authority,
Series 2023
7 .000 06/01/53 510,941

Portfolio of Investments July 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 350,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500% 09/01/43 $ 343,391
200,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 203,174
TOTAL PENNSYLVANIA 3,214,953
PUERTO RICO - 1.9%
1,760,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 405,501
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 448,789
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 915,316
200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 186,158
TOTAL PUERTO RICO 1,955,764
SOUTH CAROLINA - 2.0%
620,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000 04/01/49 487,102
1,000,000 (a) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 983,567
560,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 559,300
TOTAL SOUTH CAROLINA 2,029,969
SOUTH DAKOTA - 0.1%
100,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 84,084
TOTAL SOUTH DAKOTA 84,084
TENNESSEE - 0.3%
250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .500 07/01/42 259,239
TOTAL TENNESSEE 259,239
TEXAS - 5.4%
500,000 (a) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
6 .750 09/01/48 508,685
125,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 125,038
1,000,000 (a) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .375 09/01/53 1,015,691
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 962,698
200,000 (c) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 239,619
535,000 (a) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 547,910
240,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 235,466
295,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 306,978

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000% 06/30/58 $ 913,916
250,000 (a) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 245,222
500,000 (a) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000 09/01/54 479,240
TOTAL TEXAS 5,580,463
UTAH - 0.4%
410,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 409,955
TOTAL UTAH 409,955
VIRGIN ISLANDS - 0.4%
380,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 388,042
TOTAL VIRGIN ISLANDS 388,042
VIRGINIA - 2.0%
100,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 104,440
100,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 108,372
1,265,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 1,170,249
750,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 717,066
TOTAL VIRGINIA 2,100,127
WASHINGTON - 1.5%
1,000,000 Grays Harbor Public Hospital District 1, Washington, Revenue
Bonds, Summit Pacific Medial Center Series 2023
6 .750 12/01/44 1,081,334
500,000 Jefferson County Public Hospital District 2, Washington,
Hospital Revenue Bonds, Refunding Series 2023A
6 .875 12/01/53 500,079
TOTAL WASHINGTON 1,581,413
WEST VIRGINIA - 1.0%
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 102,252
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 976,254
TOTAL WEST VIRGINIA 1,078,506
WISCONSIN - 3.4%
3,634 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 116
3,583 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 105
3,557 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 98
3,532 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 91

Portfolio of Investments July 31, 2025
(continued)
NMI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,480 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/50 $ 82
3,813 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 85
96,478 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 64,425
3,788 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 78
3,736 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 73
3,711 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 67
3,660 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 62
3,608 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 58
3,583 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 54
3,532 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 50
3,506 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 47
3,480 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 44
3,429 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 40
3,404 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 38
3,352 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 35
3,327 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 33
3,301 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 31
3,250 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 28
42,334 (a),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 328
1,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 998,356
500,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/53 501,659
535,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Unity
Classical Charter School, A Challenge Foundation Academy,
Series 2023
6 .625 07/01/43 538,508

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 250,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000% 06/01/41 $ 243,419
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .125 10/01/34 200,030
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 142,135
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
5 .125 10/01/48 892,136
TOTAL WISCONSIN 3,582,311
TOTAL MUNICIPAL BONDS
(Cost $98,698,971) 96,458,911
TOTAL LONG-TERM INVESTMENTS
(Cost $98,698,971) 96,458,911
OTHER ASSETS & LIABILITIES, NET -  7.4% 7,703,553
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 104,162,464
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $28,383,679 or 29.4% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments July 31, 2025
(continued)
NMI

NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 96,458,911 $ – $ 96,458,911
Total $ – $ 96,458,911 $ – $ 96,458,911